Short-term investments	6 Months Ended
Jun. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Short-term investments

3. Short-term investments

The short-term investments represent investments in real estate investment trusts (“REITs”) publicly traded on the Hong Kong Stock Exchange, reverse repurchase of treasury bond, money market instruments and equity securities publicly traded on the Shanghai Stock Exchange and Shenzhen Stock Exchange, which are expected to be realized in cash during the next 12 months.

The Company accounts for the short-term investments in accordance with ASC subtopic 320-10 (“ASC 320-10”), Investments-Debt and Equity Securities: Overall. The Company classified the REITs, investment in equity securities and money market instruments as trading securities which are bought and held principally for the purpose of selling them in the near term. The Company uses quoted prices in active markets for identical assets (consistent with the Level 1 definition in the fair value hierarchy) to measure the fair value of its investments on a recurring basis pursuant to ASC 820, Fair Value Measurement.

The realized gains, and unrealized holding gains presented in the accompanying statements of comprehensive income are related to trading securities held as of June 30, 2016.

The following summarizes the short-term investments measured at fair value at December 31, 2015 and June 30, 2016:

	December 31, 2015
	US$ (Audited)
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Trading securities:
REITs	1,167,647	1,124,293	43,354
Money market instrument	76,999	70,910	6,089

Total	1,244,646	1,195,203	49,443

	June 30, 2016
	US$ (Unaudited)
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Short-term investments	16,535,390	16,527,928	7,462
Trading securities:
Equity securities	5,291,933	5,262,675	29,258
REITs	10,570,904	9,840,669	730,235

Total	32,398,227	31,631,272	766,955

During the six months ended June 30, 2016, US$915,903 (June 30, 2015: US$617,576) net realized gain and US$766,955 (June 30, 2015: US$19,156) unrealized gain for trading securities are included in earnings. No other-than-temporary-impairment was recognized for the six months ended June 30, 2016 and 2015.